Borrowings - Maturity of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Undiscounted cash flow of principal and estimated interest	$ 1,575,463	$ 1,815,045
1 year or less
Borrowings
Undiscounted cash flow of principal and estimated interest	199,693	294,299
1 to 2 years
Borrowings
Undiscounted cash flow of principal and estimated interest	213,504	239,443
2 to 5 years
Borrowings
Undiscounted cash flow of principal and estimated interest	568,212	569,488
Over 5 years
Borrowings
Undiscounted cash flow of principal and estimated interest	$ 594,054	$ 711,815